Financial Instruments - Summary of Consolidated Debt by Type of Instrument (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Current maturities	$ (105)	$ (55)
Short- term	105	55
Short-term debt	179	62
Long- term	9,160	9,303
Bank loans [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	67	1
Long- term	2,754	3,155
Bank loans [member] | Loans in Foreign Countries [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	67	1
Long- term	371	290
Bank loans [member] | Syndicated loans [member]
Disclosure of detailed information about financial instruments [line items]
Long- term	2,383	2,865
Notes payable [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	7	6
Long- term	6,511	6,203
Notes payable [member] | Medium term notes [member]
Disclosure of detailed information about financial instruments [line items]
Long- term	6,327	6,044
Notes payable [member] | Other Notes Payable [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	7	6
Long- term	184	159
Total bank loans and notes payables [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	74	7
Long- term	$ 9,265	$ 9,358
Bottom of range [member] | Bank loans [member] | Loans in Foreign Countries [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2021	2020
Bottom of range [member] | Bank loans [member] | Syndicated loans [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2021	2021
Bottom of range [member] | Notes payable [member] | Medium term notes [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2024	2023
Bottom of range [member] | Notes payable [member] | Other Notes Payable [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2021	2020
Top of range [member] | Bank loans [member] | Loans in Foreign Countries [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2024	2024
Top of range [member] | Bank loans [member] | Syndicated loans [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2025	2022
Top of range [member] | Notes payable [member] | Medium term notes [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2030	2026
Top of range [member] | Notes payable [member] | Other Notes Payable [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2027	2025